Short-Term Bank Borrowings (Details)					6 Months Ended			12 Months Ended
	Jul. 07, 2024 CNY (¥)	Jun. 30, 2024	Sep. 30, 2023 CNY (¥)	Nov. 27, 2020 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2024	Jul. 07, 2024 USD ($)	Oct. 31, 2023 CNY (¥)	Oct. 31, 2020 CNY (¥)	Sep. 18, 2019 CNY (¥)
Short-Term Bank Borrowings [Line Items]
Borrowings bore interest rate					3.00%	3.00%		3.45%
Repaid borrowings					¥ 14,237	$ 1,950	¥ 85,763
Weighted average interest rates percentage		3.52%			3.37%	3.37%		3.52%
Short-term borrowings [Member]
Short-Term Bank Borrowings [Line Items]
Interest expenses					¥ 556,776	$ 76,278	507,297
Zhibao China Group [Member]
Short-Term Bank Borrowings [Line Items]
Maturity date					Nov. 05, 2025	Nov. 05, 2025
Zhibao China Group [Member]
Short-Term Bank Borrowings [Line Items]
Credit facility can draw-down up to										¥ 30,000,000	¥ 30,000,000	¥ 15,000,000
Borrowings bore interest rate	3.80%	3.90%			3.85%	3.85%
Drew down amount					¥ 20,000,000	$ 2,739,989	20,000,000
CMBLY [Member]
Short-Term Bank Borrowings [Line Items]
Repaid of line of credit					¥ 20,000,000	$ 2,739,989	¥ 20,000,000
CCB [Member] | Zhibao China Group [Member]
Short-Term Bank Borrowings [Line Items]
Borrowed amount	¥ 12,000,000			¥ 3,000,000					$ 1,643,993
BOS [Member] | Zhibao China Group [Member]
Short-Term Bank Borrowings [Line Items]
Borrowings bore interest rate			3.65%
Borrowed amount			¥ 5,000,000
CCB [Member] | Zhibao China Group [Member]
Short-Term Bank Borrowings [Line Items]
Maturity date				Nov. 27, 2021